Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2023
Interest Expense, Net [Abstract]
Components of Interest Expense, Net
Interest expense, net consisted of the following:
For the Year ended December 31
millions of Canadian dollars 2023 2022
Interest on debt

$

954 $

727
Allowance for borrowed funds used during construction (16) (21)
Other (13)

3
$

925 $

709